Property, Premises and Equipment (Details) - Schedule of depreciation and amortization - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of depreciation and amortization [Abstract]
Property, premises and equipment depreciation charge for the year	$ 1,875	$ 1,907	$ 1,288
Intangible assets amortization charge for the year (note 14)	737	49	72
Aircraft depreciation allocated to listing transaction deferred cost		(73)
Aircraft depreciation allocated to other expenses (note 23)	(632)	(595)	(491)
Total depreciation and amortization allocated to G&A (note 21)	$ 1,980	$ 1,288	$ 869